Stockholders Equity (Details)	12 Months Ended
	Dec. 31, 2021 Vote shares	Jun. 30, 2022 shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Number Of Shares Authorized	39,500,000
Common Stock, Shares Authorized	37,500,000	37,500,000	37,500,000
Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Number of Votes Entitled for Each Share | Vote	1
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, shares issued	20,475,143	23,285,733	17,695,985
Common stock, shares outstanding	20,475,143	23,285,733	17,695,985
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Common Class B
Class of Stock [Line Items]
Common stock, shares issued	0		0
Common stock, shares outstanding	0		0